As filed with the Securities and Exchange Commission on May 07, 2010

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737
                                                     ----------

                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                              13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
              (Address of principal executive offices) (Zip code)

                        U. S. BANCORP FUND SERVICES, LLC
                      2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                           --------------------------
                    (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31
                         ----------

Date of reporting period:  FEBRUARY 28, 2010
                           ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


THE PURISIMA FUNDS

Semi-Annual Report
February 28, 2010
The Purisima All-Purpose Fund

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 28, 2010. The Fund seeks to provide protection against declines in the value of the US and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED INVESTMENT ADVICE.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 04/10

SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA ALL-PURPOSE FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  96.7%
Mutual Funds                                                                3.3%
--------------------------------------------------------------------------------
Total                                                                     100.0%

(1) Percentage of Total Investments as of February 28, 2010.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2009 to February 28, 2010 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND               ACUTAL         HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)         PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (9/01/08)     $1,000.00               $1,000.00

Ending Account Value (02/28/10)        $996.40                $1,017.36

Expenses Paid During Period(1)          $7.42                   $7.50
--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILL - 49.5%
    10,000      0.000%, 03/25/2010                                     $ 10,000
    15,000      0.000%, 12/16/2010                                       14,971
                                                                       --------
              TOTAL U.S. TREASURY BILLS (COST $24,968)                   24,971
                                                                       --------
U.S. TREASURY NOTE - 41.4%
    10,000      5.750%, 08/15/2010                                     $ 10,259
    10,000      5.125%, 06/30/2011                                       10,627
                                                                       --------
              TOTAL U.S. TREASURY NOTES (COST $20,700)                 $ 20,886
                                                                       --------

PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS - 3.1%
     1,545      SEI Daily Income Trust Government Fund                    1,545
                                                                       --------
              TOTAL MUTUAL FUNDS (COST $1,545)                         $  1,545
                                                                       --------
TOTAL INVESTMENTS    (COST $47,213) - 94.0%                            $ 47,402
Other Assets in Excess of Liabilities - 6.0%                              3,041
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $ 50,443
                                                                       ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2010 (UNAUDITED)

                                                                ALL-PURPOSE FUND
                                                                ----------------
ASSETS
  Investments in securities, at cost                            $        47,213
                                                                ===============
  Investments in securities, at value                           $        47,402
  Receivables:
    Dividends and interest                                                  108
  Due from Adviser (Note 3)                                              11,478
  Prepaid expenses                                                       12,929
                                                                ---------------
      Total Assets                                                       71,917
                                                                ---------------
LIABILITIES
  Accrued administration fees (Note 3)                                    2,812
  Accrued transfer agent fees                                             3,717
  Accrued audit fees                                                      5,983
  Accrued fund accounting fees                                            7,437
  Accrued reports to shareholders                                           783
  Other accrued expenses                                                    742
                                                                ---------------
      Total Liabilities                                                  21,474
                                                                ---------------
NET ASSETS                                                      $        50,443
                                                                ===============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                          5,041
                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                     $         10.01
                                                                ===============
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $        50,497
  Accumulated net investment loss                                          (243)
  Net unrealized appreciation on investments                                189
                                                                ---------------
    Net assets                                                  $        50,443
                                                                ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED)

                                                                ALL-PURPOSE FUND
                                                                ----------------
INVESTMENT INCOME
  Income
    Interest                                                    $           133
                                                                ---------------
      Total income                                                          133
                                                                ---------------
Expenses
  Advisory fees                                                             251
  Administration fees                                                    19,910
  Transfer agent fees                                                     7,421
  Fund accounting fees                                                   15,023
  Custody fees                                                            1,629
  Reports to shareholders                                                 1,629
  Registration fees                                                      11,583
  Audit fees                                                              5,973
  Legal fees                                                                  2
  Trustee fees                                                           11,041
  Miscellaneous                                                             184
                                                                ---------------
    Total expenses                                                       74,646
    Less: Expenses waived by Adviser (Note 3)                           (74,270)
                                                                ---------------
    Net expenses                                                            376
                                                                ---------------
      NET INVESTMENT LOSS                                                  (243)
                                                                ---------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                                            -
  Change in net unrealized appreciation on investments                       21
                                                                ---------------
    Net gain on investments                                                  21
                                                                ---------------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $          (222)
                                                                ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS ENDED      YEAR ENDED
INCREASE IN NET ASSETS FROM:                                                        FEBRUARY 28, 2010   AUGUST 31, 2009
                                                                                    -----------------   ---------------
                                                                                       (UNAUDITED)
OPERATIONS
  Net investment income (loss)                                                       $          (243)   $           951
  Net realized gain on investments                                                                --                  7
  Change in net unrealized appreciation on investments                                            21                168
                                                                                     ---------------    ---------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             (222)             1,126
                                                                                     ---------------    ---------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                                                    (712)            (1,006)
  From net realized gains from investments                                                        --                (15)
                                                                                     ---------------    ---------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                         (712)            (1,021)
                                                                                     ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in outstanding shares (a)                   712             21,021
                                                                                     ---------------    ---------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     (222)            21,126
                                                                                     ---------------    ---------------
NET ASSETS
  Beginning of period                                                                         50,665             29,539
                                                                                     ---------------    ---------------
  END OF PERIOD                                                                      $        50,443    $        50,665
                                                                                     ===============    ===============
  Undistributed net investment income                                                $          (243)   $           712
                                                                                     ===============    ===============

(a) A summary of capital share transactions is as follows:

                                                           SIX MONTHS ENDED                       YEAR ENDED
                                                          FEBRUARY 28, 2010*                   AUGUST 31, 2009
                                                 ---------------------------------   ----------------------------------
                                                      SHARES            VALUE             SHARES             VALUE
                                                 ---------------   ---------------   ---------------    ---------------
Shares sold                                                   --   $            --             1,992    $        20,000
Shares issued on reinvestment of distributions                71               712               101              1,021
Shares redeemed                                               --                --                --                 --
                                                 ---------------   ---------------   ---------------    ---------------
Net increase                                                  71   $           712             2,093    $        21,021
                                                 ===============   ===============   ===============    ===============
* Unaudited

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                                   FOR THE           FOR THE           FOR THE          NOVEMBER 1,
                                           SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        2005^ THRU
                                          FEBRUARY 28, 2010++  AUGUST 31, 2009   AUGUST 31, 2008   AUGUST 31, 2007   AUGUST 31, 2006
                                          -------------------  ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of period            $10.19              $10.27            $10.47            $10.50            $10.00
                                          -------------------  ---------------   ---------------   ---------------   ---------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.05)               0.19              0.46              0.69              0.56
  Net realized and unrealized gain
    (loss) on investments                         0.01                0.08             (0.03)             0.04                --
                                          -------------------  ---------------   ---------------   ---------------   ---------------
Total from investment operations                 (0.04)               0.27              0.43              0.73              0.56
                                          -------------------  ---------------   ---------------   ---------------   ---------------
LESS DISTRIBUTIONS:
  From net investment income                     (0.14)              (0.35)            (0.63)            (0.76)            (0.06)
  From net realized gain                            --                  --***             --                --                --
                                          -------------------  ---------------   ---------------   ---------------   ---------------
Total distributions                              (0.14)              (0.35)            (0.63)            (0.76)            (0.06)
                                          -------------------  ---------------   ---------------   ---------------   ---------------
Net asset value, end of period                  $10.01              $10.19            $10.27            $10.47            $10.50
                                          ===================  ===============   ===============   ===============   ===============
Total return                                     (0.36%)**            2.71%             4.31%             7.27%             5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)          $50.4               $50.7             $29.5             $28.3             $26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                            297.78%*            357.92%           500.20%           545.57%           620.25%*
  After fees waived                               1.50%*              1.50%             1.50%             1.50%             1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        -0.97%*              2.28%             4.44%             6.66%             6.71%*

Portfolio turnover rate                           0.00%**             0.00%             0.00%             0.00%             0.00%**

----------
#     Net of fees waived.
*     Annualized.
**    Not annualized.
***   Amount represents less than $0.01 per share.
^     Commencement of operations.
++    Unaudited

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities. From its inception through August 31, 2009, the Fund has invested exclusively in money-market instruments.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                           PURISIMA ALL-PURPOSE FUND

      B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

            The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

            Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

      C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

            In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 -
            2008), or expected to be taken in the Fund's 2009 or 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

                           PURISIMA ALL-PURPOSE FUND

      D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

            Options purchased are recorded as investments; options written
            (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2010, the Fund had no options outstanding.

      H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

                           PURISIMA ALL-PURPOSE FUND

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

      J. ACCOUNTING FOR DERIVATIVES. The Fund adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 14, 2008. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Funds' financial disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2010, the Fund paid the Adviser $251.

                            PURISIMA ALL-PURPOSE FUND

As of February 28, 2010, the Adviser has reimbursed the Fund $74,270 to limit its total expenses to not more than 1.50% of the average daily net assets.

At February 28, 2010 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                         AUGUST 31, 2010   AUGUST 31, 2011   AUGUST 31, 2012
----                         ---------------   ---------------   ---------------
Purisima All-Purpose Fund         148,574          $144,904          $148,806

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2010, Purisima All-Purpose Fund paid USBFS $19,910 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2010, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February
28, 2010, were as follows:

      FUND                             PURCHASES            SALES
      ----                             ---------            -----
      Purisima All-Purpose Fund           $ 0                $ 0

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS PURISIMA ALL-PURPOSE FUND

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's investments carried at fair value:

                                                             Level 1 - Quoted
                                                             prices in active            Level 2 -
                                                               markets for           Significant other     Level 3 - Significant
Description                                Total             identical assets        observable inputs      unobservable inputs
--------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
  Federal Agency Obligations          $        45,857         $            --         $        45,857         $            --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME                    $        45,857         $            --         $        45,857         $            --
SHORT-TERM INVESTMENTS                $         1,545         $         1,545         $            --         $            --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES       $        47,402         $         1,545         $        45,857         $            --
--------------------------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*          $            --         $            --         $            --         $            --
--------------------------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                           PURISIMA ALL-PURPOSE FUND

                                                     All-Purpose
                                                     -----------
Cost of investments for tax purposes                 $    45,857
                                                     ===========
Gross tax unrealized appreciation                    $       169
Gross tax unrealized depreciation                    $        (1)
                                                     -----------
Net tax unrealized appreciation                      $       168
Undistributed ordinary income                        $       712
                                                     -----------
Total accumulated earnings                           $       880
                                                     ===========

The tax character of distributions paid during the fiscal six months ended February 28, 2010 and the fiscal year ended August 31, 2009 were as follows:

                                    Ordinary Income    Long Term Capital Gains
                                    ---------------    -----------------------
Purisima All-Purpose Fund
      2/28/2010                            $712                   --
      8/31/2009                          $1,021                   --

NOTE 8 - SUBSEQUENT EVENTS

No subsequent events or transactions had occurred that would have materially impacted the financial statements.

NOTE 9 - ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

OTHER INFORMATION - ALL PURPOSE FUND

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 22, 2009, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the All Purpose Fund for the one-year period commencing November 1, 2009. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets. To date, the Fund has remained invested in U.S. Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1. Nature, Extent and Quality of Services

THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued DE MINIMIS size of the Fund.

OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2. Investment Performance

The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those peer averages.

The Board recognized that the Fund's proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time.

The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that the Adviser had waived (and its continuing to waive) significant fees in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients, but agreed it was not an applicable comparison given the unique nature of the fund and the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, and that no economies of scale applied. The Board concluded that the Fund's cost structure is reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

6. Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

      The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

      The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND
                                                                                                        COMPLEX          OTHER
NAME, ADDRESS,              POSITION(S) HELD     YEAR     PRINCIPAL                                   OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                  WITH TRUST      ELECTED(1) OCCUPATION(S) DURING PAST FIVE YEARS         DIRECTOR           HELD
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher            President and       1996     Chief Executive Officer and majority             2              None
(born 1950)                     Trustee                   shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                       the sole shareholder of the Adviser, and
Woodside, CA 94062                                        has served in such capacities since the
                                                          incorporation of the Adviser in 1986.
                                                          Prior thereto, he was the founder of
                                                          Fisher Investments, a sole proprietorship
                                                          which commenced operations in 1979.

Pierson E. Clair III            Trustee          1996     President and Chief Executive Officer of         2        Signature Foods,
(born 1948)                                               Brown & Haley since 1998 (fine                                  Inc.
13100 Skyline Blvd.                                       confectioners); Vice President of Blummer
Woodside, CA 94062                                        Chocolate Company from 1980 to 1997,
                                                          where he had been employed since 1970.

Scott LeFevre                   Trustee          2001     Sole proprietor of LeFevre Capital               2              None
(born 1957)                                               Management, a registered investment
13100 Skyline Blvd.                                       adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.          Trustee          2003     President and Chief Executive Officer of         2         East Bay BOMA;
(born 1948)                                               Omnimetric Services, LLC. since 2009,                     BOMA California;
13100 Skyline Blvd.                                       Executive Director of the law firm of                      Heritage Bank
Woodside, CA 94062:                                       Berding & Weil, LLP since 1990.                          (Advisory Board).

Bryan F. Morse                  Trustee          1996     Sole proprietor of Bryan F. Morse, RIA, a        2              None
(born 1952)                                               registered investment adviser since 1990.
13100 Skyline Blvd.
Woodside, CA 94062

Grover T. Wickersham (born      Trustee          1996     Attorney in private practice in Palo             2              None
1949)                                                     Alto, California. Prior to entering
13100 Skyline Blvd.                                       private practice in June of 1981, served
Woodside, CA 94062                                        as a Branch Chief of the Los Angeles
                                                          Regional Office of the U.S. Securities
                                                          and Exchange Commission.

Tom Fishel                       Chief           2005     Vice President and Chief Compliance             N/A             None
(born 1960)                    Compliance                 Officer of the Adviser. Vice President of
13100 Skyline Blvd.             Officer                   Charles Schwab & Co., Inc. from 1995 to
Woodside, CA 94062                                        2004, where he had been employed since
                                                          1983.

Keith Shintani (born 1963)   Secretary and       2006     Vice President of U.S. Bancorp Fund             N/A             None
2020 East Financial Way        Assistant                  Services, LLC and its predecessor,
Glendora, CA 91741             Treasurer                  Investment Company Administration, LLC
                                                          since 1998.

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND
                                                                                                        COMPLEX          OTHER
NAME, ADDRESS,              POSITION(S) HELD     YEAR     PRINCIPAL                                   OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                  WITH TRUST      ELECTED(2) OCCUPATION(S) DURING PAST FIVE YEARS         DIRECTOR           HELD
------------------------------------------------------------------------------------------------------------------------------------
Michael Ricks (born 1977)      Treasurer         2006     Vice President of U.S. Bancorp Fund             N/A             None
2020 East Financial Way                                   Services, LLC since 2001.
Glendora, CA 91741

(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o     Information we receive about you on applications or other forms;

o     Information you give us orally; and

o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

THE PURISMIA FUNDS

SEMI=ANNUAL REPORT (UNAUDITED)
FEBRUARY 28, 2010
The Purisima Total Return Fund

TABLE OF CONTENTS

A Letter to Our Shareholders                         2

Sector Breakdown                                     5

Expense Example                                      5

Schedule of Investments                              7

Statement of Assets and Liabilities                 14

Statement of Operations                             15

Statement of Changes in Net Assets                  16

Financial Highlights                                17

Notes to Financial Statements                       18

Other Information                                   25

Trustees and Officer Information                    28

Privacy Notice                                      32

INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND

Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.


EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY=IN=FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi=annual report for the Purisima Total Return Fund for the six=month period ended February 28, 2010. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK

While stock markets are well below their 2007 all=time highs, 2009 was an encouraging beginning to a new bull market. 2009 played out almost exactly as we foresaw. The initial rebound mirrored the late bear market decline almost perfectly, fulfilling our V=shaped bounce forecast. Many categories that fared worst at the end of the bear bounced back most, including Emerging Markets, Materials, Technology, and Consumer Discretionary stocks.

2009 brought to a close an unusual decade bookended by two big bear markets, leaving stock indexes with little to no net gain for the period. Some reflexively herald a "new normal" going forward = a period of sluggish economic growth and restrained stock returns. Though rare, 10=year periods of flat or negative returns historically have been followed by periods of strong returns = both in the US and globally. But rather than dwelling on unactionable long=term predictions, we focus on the year ahead and believe 2010 should play out like a typical second year of a bull market. As far back as we can measure (more than 100 years), US stocks have been consistently positive the second year after a huge bear decline = overwhelmingly so. (The sole exception was the second year after the 1932 bottom = the S&P 500 fell a mere 0.4% before resuming a steep upward trajectory for the next three years.)*

FUND POSITIONING

Our outlook for stocks is positive in the period ahead, thus the Fund remains fully invested in equities. Surging liquidity and rebounding sentiment drove 2009's gains. Revenue and earnings growth should instead be paramount in 2010, with sentiment a secondary feature. Top=line growth will likely stem from two main forces. First, the largest emerging economies will almost undoubtedly increase consumption as their populations move further up steep parts of the development curve. Second, business investment should rebound as companies play catch=up after skimping on capital expenditures and inventories during the recession.

Governments may be massively bloated, but public companies are overwhelmingly lean and mean. Non=bank cash balances are at all=time highs, borrowing costs are low, and productivity is hyper=efficient following extraordinary cost=cutting actions. The net effect: Huge earnings growth, especially when compared to depressed prior year results.

Additionally positive, the Fed should in all likelihood keep credit conditions easy through most of if not the entire year, and 2009's huge fiscal programs' stimulatory effects should be more meaningfully felt as more of the previously appropriated funds is actually deployed. Very little has been spent so far, but we expect that changes fast immediately ahead.

========
* Source: Thomas Reuters

For the six=month period ending February 28, 2010, the Fund's country and sector allocation decisions overall benefited the portfolio relative to the MSCI World Index benchmark. The Fund's overweight to Emerging Markets and underweight to Japan added to returns, while underweights to Australia and Canada and an overweight to Germany hurt returns. From a sector standpoint, underweights to Financials and Utilities and an overweight to Materials benefited returns, while underweights to Health Care and Consumer Staples detracted.

The Fund's stock selection overall benefited portfolio returns relative to the benchmark. Stock selection in the United Kingdom and United States helped returns, while stock selection in Switzerland hurt returns. Stock selection in Materials, Consumer Discretionary, and Energy helped returns, while stock selection in Financials, Utilities, and Health Care detracted.

The categories that led during the initial bounce should still lead into early 2010. However, as the bull market matures and new fundamental trends emerge, a change in leadership among categories is likely, requiring some material portfolio realignment, though this rotation is doubtful in the first quarter = more likely later in the year. We are far into the contemporary market research to determine specifically which categories should lead that next phase.

CLOSING REMARKS

The Fund outperformed the MSCI World Index benchmark over the six=month period ending February 28, 2010. Despite last year's huge advance, sentiment remains starkly skeptical, which is good = bull markets thrive on the proverbial "wall of worry." Perhaps more precisely, there's what we have come to call a broad spectrum "pessimism of disbelief" = how can markets do well with so many problems in the world? Bad things are seen as bad and good things are seen as likely to turn bad. Prevalent concerns include monetary and fiscal stimulus exit strategies, regulatory reforms, US midterm elections, inflation, unemployment, commercial real estate, geopolitical troubles, and a general disgust with all things political. By and large, we believe these concerns are already reflected in stock prices or are less impactful than feared = and thus lack the power to derail the bull market in our view.

Thank you for your continued interest and support.

Sincerely,


/s/ KENNETH L. FISHER
======================
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED INVESTMENT ADVICE.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL= AND MEDIUM=CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER=TERM DEBT SECURITIES.

The MSCI World Index is a broad=based unmanaged capitalization=weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC 04/10

SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
              =====================================================
              Information Technology                          17.0%
              Energy                                          14.7%
              Industrials                                     13.9%
              Materials                                       13.7%
              Financials                                      12.1%
              Consumer Discretionary                          11.9%
              Consumer Staples                                 7.0%
              Health Care                                      5.6%
              Telecommunication Services                       2.5%
              Utilities                                        1.4%
              Mutual Funds                                     0.2%
              =====================================================
              Total                                          100.0%

========
(1) Percentage of Total Investments as of February 28, 2010.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b=1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2009 to February 28, 2010, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    ACTUAL       HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND       PERFORMANCE    (5% RETURN BEFORE EXPENSES)
===========================================================================
Beginning Account Value          $   1,000.00           $ 1,000.00
(09/01/09)
Ending Account Value (02/28/10)  $   1,078.90           $ 1,017.80
Expenses Paid During Period(1)   $       7.27           $     7.05
===========================================================================

========
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.41% for the Total Return Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one=half year period).

PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================
COMMON STOCKS: 99.1%
Australia: 1.9%
  98,500          BHP Billiton, Ltd. = ADR                        $  7,223,005
                                                                  ============
Brazil: 4.0%
  14,200          Companhia Siderurgica Nacional SA = ADR              464,198
   9,800          Empresa Brasileira de Aeronautica SA
                    (Embraer) = ADR (a)                                215,208
  28,000          Gafisa SA                                            212,268
 180,025          Petroleo Brasileiro SA = ADR                       7,678,066
 230,900          Vale SA = ADR                                      6,432,874
  38,100          Weg SA                                               372,324
                                                                  ============
                                                                    15,374,938
                                                                  ============
Canada: 2.7%
 131,000          Bank of Nova Scotia                                5,951,330
  72,500          Cenovus Energy, Inc.                               1,776,250
  72,500          EnCana Corporation                                 2,376,550
                                                                  ============
                                                                    10,104,130
                                                                  ============

China: 3.1%
  10,600          Baidu.com = ADR (a)                                5,498,008
 128,500          China Cosco Holdings Company, Ltd.                   160,084
   3,100          China Life Insurance Company, Ltd. = ADR             206,026
  87,750          China Mobile Hong Kong, Ltd. = ADR                 4,337,483
 146,000          China Oilfield Services, Ltd.                        200,882
   3,250          China Petroleum & Chemical Corporation =             257,335
                  ADR
   2,400          CNOOC, Ltd. = ADR                                    377,496
 385,000          Industrial & Commercial Bank Of China,               272,302
                  Ltd.
  42,400          Weichai Power Company, Ltd.                          321,462
                                                                  ============
                                                                    11,631,078
                                                                  ============
Czech Republic: 0.0%
   1,300          Cez AS                                                59,447
                                                                  ============
Finland: 1.0%
 296,400          Nokia Oyj = ADR                                    3,992,508
                                                                  ============


   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================
France: 3.5%
  18,200          AXA                                             $    366,404
 189,550          AXA = ADR                                          3,815,641
  46,708          BNP Paribas SA                                     3,379,080
 104,708          Total SA = ADR                                     5,828,047
                                                                  ============
                                                                    13,389,172
                                                                  ============
Germany: 5.6%
 136,300          BASF AG = ADR                                      7,677,779
  13,600          E.ON AG                                              484,352
 129,900          E.ON AG = ADR                                      4,628,337
  98,900          Siemens AG = ADR                                   8,531,114
                                                                  ============
                                                                    21,321,582
                                                                  ============
Hong Kong: 0.9%
 283,800          Cheung Kong Holdings, Ltd. = ADR                   3,453,846
                                                                  ============
India: 0.2%
   1,425          HDFC Bank, Ltd. = ADR                                173,408
   4,800          ICICI Bank, Ltd. = ADR                               183,600
   3,950          Reliance Industries, Ltd. = GDR 144A                 167,480
  10,150          Sterlite Industries India, Ltd. = ADR                171,434
                                                                  ============
                                                                       695,922
                                                                  ============
Indonesia: 0.2%
 259,500          Bank Rakyat Tbk PT                                   198,760
 874,400          Bumi Resources Tbk PT                                210,755
 293,000          International Nickel Indonesia Tbk PT                118,487
 426,500          Medco Energi Internasional Tbk PT                    113,078
   5,400          Telekomunikasi Indonesia Tbk PT = ADR                194,076
                                                                  ============
                                                                       835,156
                                                                  ============
Israel: 0.1%
   4,600          Teva Pharmaceutical Industries, Ltd. = ADR           276,046
                                                                  ============
Italy: 0.8%
 141,532          Intesa Sanpaolo SpA = ADR (a)                      2,990,571
                                                                  ============
Japan: 4.8%
 156,700          Honda Motor Company, Ltd. = ADR                    5,423,387
 454,200          Mitsubishi UFJ Financial Group,
                    Incorporated = ADR                               2,325,504
 283,800          Nomura Holdings, Incorporated                      2,095,479
 260,900          Panasonic Corporation = ADR                        3,616,074
  86,200          Sony Corporation                                   2,959,198
  57,500          Sumitomo Mitsui Financial Group,
                    Incorporated                                     1,848,388
                                                                  ============
                                                                    18,268,030
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================
Malaysia: 0.1%
  44,700          CIMB Group Holdings BHD                         $    170,898
  97,000          Genting BHD                                          179,730
 215,600          MMC Corporation BHD                                  154,475
                                                                  ============
                                                                       505,103
                                                                  ============
Mexico: 1.4%
  99,500          America Movil SA de CV = ADR                       4,434,715
 198,108          Grupo Mexico SA de CV                                473,007
  16,800          Industrias Penoles SA de CV                          336,344
   5,400          Wal=Mart De Mexico SA de CV = ADR                    268,230
                                                                  ============
                                                                     5,512,296
                                                                  ============
Netherlands: 2.5%
 197,827          ING Groep NV = ADR (a)                             1,766,595
 258,400          Unilever NV = ADR                                  7,775,256
                                                                  ============
                                                                     9,541,851
                                                                  ============
Norway: 0.0%
       0          Statoil ASA                                                5
                                                                  ============
Philippines: 0.0%
   2,800          Philippine Long Distance Telephone = ADR             157,640
                                                                  ============
Poland: 0.1%
   1,650          Bank Pekao SA = GDR (a)                               89,757
     900          Bre Bank SA (a)                                       71,843
   4,600          KGHM Polska Miedz SA = GDR                           153,106
                                                                  ============
                                                                       314,706
                                                                  ============
Russian Federation: 0.1%
   3,000          LUKOIL = ADR                                         159,570
  10,100          OAO Gazprom = Sponsored ADR (a)                      225,296
                                                                  ============
                                                                       384,866
                                                                  ============
South Africa: 0.2%
   2,500          Anglo Platinum, Ltd. = ADR (a)                       233,625
  10,300          MTN Group Ltd.                                       149,248
   4,900          Sasol, Ltd. = ADR                                    179,487
                                                                  ============
                                                                       562,360
                                                                  ============
South Korea: 0.7%
   6,500          Daewoo Securities Company, Ltd.                      108,436
   1,100          Daewoo Shipbuilding & Marine Engineering
                    Company, Ltd. (a)                                   19,110
   4,700          Daewoo Shipbuilding & Marine Engineering
                    Company, Ltd. = GDR (a)                            164,152
   2,725          Hyundai Dept Store                                   233,759
   1,350          Hyundai Heavy Industries Company, Ltd.               240,344
   2,625          KB Financial Group, Incorporated = ADR (a)           109,909

   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================

South Korea: 0.7% (continued)
     800          Lotte Shopping Company                          $    220,019
   3,250          POSCO = ADR                                          375,245
   1,175          Samsung Electronics Company, Ltd. = GDR 144A (a)     376,022
     825          Samsung Fire & Marine Insurance Company              131,229
   2,300          Samsung Securities Company, Ltd.                     122,743
   1,800          Shinhan Financial Group Company, Ltd. = ADR          130,860
   3,250          SK Energy Company, Ltd.                              299,810
   1,900          Woori Finance Holdings Company, Ltd. = ADR (a)        64,296
   7,500          Woori Investment & Securities Company, Ltd.           96,021
                                                                  ============
                                                                     2,691,955
                                                                  ============
Spain: 1.7%
 490,121          Banco Santander Central Hispano SA = ADR           6,391,178
                                                                  ============
Switzerland: 9.3%
 321,800          ABB, Ltd = ADR                                     6,519,668
 163,300          Credit Suisse Group = ADR                          7,283,180
 172,050          Nestle SA                                          8,560,459
  47,200          Roche Holding AG                                   7,882,411
  44,306          Transocean, Ltd (a)                                3,536,505
 133,833          UBS AG (a)                                         1,854,918
                                                                  ============
                                                                    35,637,141
                                                                  ============
Taiwan: 0.3%
  31,980          Advanced Semiconductor Engineering,
                    Incorporated = ADR                                 128,560
  21,246          Asustek Computer Incorporated = GDR                  187,500
  36,519          Hon Hai Precision = GDR                              310,043
  18,542          Siliconware Precision Industries, Ltd = ADR          108,285
  42,035          Taiwan Semiconductor Manufacturing
                    Company, Ltd. = ADR                                409,841
                                                                  ============
                                                                     1,144,229
                                                                  ============
Turkey: 0.0%
   6,800          Turkcell Iletisim Hizmet AS = ADR                    100,708
                                                                  ============
United Kingdom: 2.9%
 170,000          Anglo American Plc = ADR (a)                       3,087,200
  74,350          GlaxoSmithKline Plc = ADR                          2,761,359
  24,625          Rio Tinto Plc = ADR                                5,117,075
                                                                  ============
                                                                    10,965,634
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================
United States: 51.0%
  144,050         Anadarko Petroleum Corporation                  $ 10,102,226
  343,000         Applied Materials, Incorporated                    4,198,320
  139,200         Carnival Corporation                               5,005,632
  117,500         Caterpillar, Incorporated                          6,703,375
  386,000         Cisco Systems, Incorporated (a)                    9,391,380
  155,500         Coach, Incorporated                                5,666,420
   72,000         Devon Energy Corporation                           4,957,920
  119,500         Dover Corporation                                  5,408,570
  221,700         Electronic Arts, Incorporated (a)                  3,675,786
  352,550         EMC Corporation (a)                                6,166,100
  133,000         Fortune Brands, Incorporated                       5,829,390
  123,000         Freeport=McMoRan Copper & Gold, Incorporated       9,244,680
  238,850         General Electric Company                           3,835,931
  155,100         Hewlett=Packard Company                            7,877,529
   89,900         Honeywell International, Incorporated              3,610,384
  330,700         Intel Corporation                                  6,789,271
   91,200         Johnson & Johnson                                  5,745,600
  131,200         Merck & Co., Incorporated                          4,838,656
  275,800         Microsoft Corporation                              7,904,428
  214,300         Nordstrom, Incorporated                            7,916,242
  102,700         Nucor Corporation                                  4,251,780
  129,300         Occidental Petroleum Corporation                  10,324,605
  342,700         Oracle Corporation                                 8,447,555
  129,500         PACCAR, Incorporated                               4,577,825
   99,200         PPG Industries, Incorporated                       6,104,768
   69,225         Procter & Gamble Company                           4,380,558
  118,300         Schlumberger Ltd.                                  7,228,130
   85,900         Target Corporation                                 4,425,568
  117,666         Time Warner, Incorporated                          3,417,021
   78,400         Union Pacific Corporation                          5,281,808
   90,300         United Technologies Corporation                    6,199,095
  100,900         Wal=Mart Stores, Incorporated                      5,455,663
                                                                  ============
                                                                   194,962,216
                                                                  ============
TOTAL COMMON STOCKS
(Cost $362,916,144)                                                378,487,319
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

SHARES/PRINCIPAL VALUE                                                VALUE
================================================================================
PREFERRED STOCKS: 0.6%
Brazil: 0.6%
  11,440          Banco Bradesco S.A.                             $    198,026
   2,775          Companhia de Bebidas das Americas
                    (AmBev) = ADR                                      269,036
   5,027          Companhia Energetica de Minas Gerais = ADR            82,292
  23,200          Gerdau S.A. = ADR                                    342,200
  24,825          Itau Unibanco Holding SA = ADR                       495,507
  30,000          Lojas Americanas SA                                  215,810
  25,550          Vale SA = ADR                                        628,530
                                                                  ============
                                                                     2,231,401
                                                                  ============
TOTAL PREFERRED STOCKS
(Cost $1,850,276)                                                    2,231,401
                                                                  ============
MUTUAL FUNDS: 0.2%
 864,160          SEI Daily Income Trust Government Fund               864,160
                                                                  ============
TOTAL MUTUAL FUNDS
(Cost $864,160)                                                        864,160
                                                                  ============
TOTAL INVESTMENTS
(Cost $365,630,580): 99.9%                                         381,582,880
Other Assets in Excess of Liabilities: 0.1%                            326,204
                                                                  ============
TOTAL NET ASSETS: 100.0%                                          $381,909,084
                                                                  ============

========
ADR = American Depositary Receipt.
GDR = Global Depository Receipt.
(a) Non Income Producing.

   The accompanying notes are an integral part of these financial statements.

Industry                                                         % of Net Assets
================================================================================
Oil, Gas & Consumable Fuels                                                11.8%
Metals & Mining                                                            10.1%
Commercial Banks                                                            6.6%
Pharmaceuticals                                                             5.6%
Software                                                                    5.2%
Machinery                                                                   4.7%
Food Products                                                               4.3%
Computers & Peripherals                                                     3.7%
Chemicals                                                                   3.6%
Communications Equipment                                                    3.5%
Multiline Retail                                                            3.4%
Household Durables                                                          3.3%
Industrial Conglomerates                                                    3.3%
Semiconductors & Semiconductor Equipment                                    3.1%
Capital Markets                                                             3.0%
Energy Equipment & Services                                                 2.9%
Aerospace & Defense                                                         2.6%
Wireless Telecommunication Services                                         2.4%
Electrical Equipment                                                        1.7%
Food & Staples Retailing                                                    1.5%
Textiles, Apparel & Luxury Goods                                            1.5%
Internet Software & Services                                                1.4%
Automobiles                                                                 1.4%
Road & Rail                                                                 1.4%
Electric Utilities                                                          1.4%
Hotels, Restaurants & Leisure                                               1.4%
Insurance                                                                   1.2%
Household Products                                                          1.1%
Real Estate Management & Development                                        0.9%
Media                                                                       0.9%
Diversified Financial Services                                              0.5%
Electronic Equipment & Instruments                                          0.1%
Beverages                                                                   0.1%
Diversified Telecommunication Services                                      0.1%
Marine                                                                      0.0%
                                                                          =====
Total Investment in Securities                                             99.7%
Cash Equivalent                                                             0.2%
Other Assets in Excess of Liabilities                                       0.1%
                                                                          =====
TOTAL NET ASSETS                                                          100.0%
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2010 (UNAUDITED)

ASSETS
  Investments at value (cost $365,630,580)                                        $ 381,582,880
  Receivables:
    Interest and dividends receivable                                                   808,817
    Receivable for Fund shares sold                                                     369,201
  Prepaid expenses                                                                       67,411
                                                                                  =============
  Total Assets                                                                      382,828,309
                                                                                  =============
LIABILITIES
  Payable for fund shares redeemed                                                       95,349
  Payable to custodian                                                                   88,182
  Payable to the adviser (Note 3)                                                       288,346
  Accrued distribution fees (Note 4)                                                    288,773
  Accrued fund administration, fund accounting, transfer agent and custody fees         121,035
  Accrued expenses                                                                       37,540
                                                                                  =============
  Total Liabilities                                                                     919,225
                                                                                  =============
NET ASSETS                                                                        $ 381,909,084
                                                                                  =============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                                     22,025,304

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $       17.34
                                                                                  =============
COMPONENTS OF NET ASSETS
  Paid=in capital                                                                   392,675,938
  Undistributed net investment income                                                   509,744
  Accumulated net realized loss on investments                                      (27,234,513)
  Net unrealized appreciation on investments                                         15,952,300
  Net unrealized appreciation on foreign currency                                         5,615
                                                                                  =============
  NET ASSETS                                                                      $ 381,909,084
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010 (UNAUDITED)

INVESTMENT INCOME
  Dividend income1                                                $  3,215,128
  Interest income                                                          310
                                                                  ============
  Total Investment Income                                            3,215,438
                                                                  ============
EXPENSES
  Investment advisory fees (Note 3)                                  1,912,603
  Distribution fees (Note 4)                                           286,890
  Administration fees (Note 3)                                         145,165
  Transfer agent fees                                                  100,975
  Fund accounting fees                                                  55,810
  Miscellaneous expenses                                                51,770
  Custody fees                                                          49,075
  Registration fees                                                     14,050
  Audit fees                                                            15,928
  Reports to shareholders                                               13,385
  Legal fees                                                            11,989
  Trustees fees                                                         10,610
  Interest expense                                                         243
                                                                  ============
  Total expenses before waiver and reimbursement                     2,668,493
  Reimbursement of expenses by adviser (Note 3)                         36,690
                                                                  ============
  Net expenses                                                       2,705,183
                                                                  ============
    NET INVESTMENT INCOME                                              510,255
                                                                  ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                   1,131,947
  Net realized loss on foreign currency translation                     (2,947)
  Change in net unrealized appreciation on investments              26,729,348
  Change in net unrealized appreciation on foreign currency                906
    Net Realized and Unrealized Gain on Investments                 27,859,254
                                                                  ============
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 28,369,509
                                                                  ============

==========
(1) Net of $245,734 in foreign withholding taxes.

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED      YEAR ENDED
                                                     FEBRUARY 28, 2010  AUGUST 31, 2009
                                                     =================  ===============
                                                        (UNAUDITED)
OPERATIONS
  Net investment income                                $     510,255     $   4,232,547
  Net realized gain (loss) on investments and
    foreign currency translation                           1,129,000       (27,838,641)
  Change in net unrealized appreciation/depreciation
    on investments                                        26,729,348       (59,951,134)
  Change in net unrealized appreciation/depreciation
    on foreign currency                                          906             7,326
                                                       =============     =============
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                           28,369,509       (83,549,902)
                                                       =============     =============
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                              (3,798,425)       (2,541,948)
  From net realized gain on investments                     (175,548)       (6,295,704)
                                                       =============     =============
    NET DECREASE IN NET ASSETS RESULTING FROM
      DISTRIBUTIONS PAID                                  (3,973,973)       (8,837,652)
                                                       =============     =============
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                               25,072,307        45,738,924
  Proceeds from reinvestment of distributions              3,841,013         8,228,346
  Cost of shares redeemed                                (32,783,000)      (55,808,714)
                                                       =============     =============
    NET DECREASE FROM CAPITAL SHARE TRANSACTIONS          (3,869,680)       (1,841,444)
                                                       =============     =============
      TOTAL INCREASE (DECREASE) IN NET ASSETS             20,525,856       (94,228,998)
                                                       =============     =============
NET ASSETS
Beginning of year                                        361,383,228       455,612,226
                                                       =============     =============
End of year (includes undistributed net investment
  income of $509,744 and $3,797,914 respectively)      $ 381,909,084     $ 361,383,228
                                                       =============     =============
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year                     22,248,130        22,500,371
                                                       =============     =============
Shares sold                                                1,430,387         3,274,955
Shares issued on reinvestment of distributions               221,129           620,071
Shares repurchased                                        (1,874,342)       (4,147,267)
                                                       =============     =============
Net decrease in capital shares                              (222,826)         (252,241)
                                                       =============     =============
Shares Outstanding, end of year                           22,025,304        22,248,130
                                                       =============     =============

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi=Annual Report.

                                                                   Year Ended August 31,
                             Six Months Ended   ============================================================
                              Feb. 29, 2010++     2009         2008         2007         2006         2005
Net asset value,
  beginning of period            $  16.24       $  20.25     $  24.79     $  21.51     $  19.03     $  16.58
                                 ========       ========     ========     =-------     --------     --------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income              0.03           0.19         0.15         0.09         0.04         0.10
  Net realized and unrealized
    gain (loss) on investments       1.25          (3.79)       (2.82)        3.27         2.72         2.42
                                 --------       --------     --------     --------     --------     --------
Total from investment
  operations                         1.28          (3.60)       (2.67)        3.36         2.76         2.52
                                 --------       --------     --------     --------     --------     --------
Less distributions:
  From net investment income        (0.17)         (0.12)       (0.07)       (0.08)       (0.28)       (0.07)
  From net realized gain            (0.01)         (0.29)       (1.80)          --           --           --
                                 --------       --------     --------     --------     --------     --------
Total distributions                 (0.18)         (0.41)       (1.87)       (0.08)       (0.28)       (0.07)
                                 --------       --------     --------     --------     --------     --------
Net asset value, end of period   $  17.34       $  16.24     $  20.25     $  24.79     $  21.51     $  19.03
                                 ========       ========     ========     ========     ========     ========
Total return                         7.89%**      (17.37%)     (11.75%)      15.63%       14.54%       15.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (millions)            $  381.9       $  361.4     $  455.6     $  465.7     $  387.3     $  325.4
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed
    or recouped                      1.40%*         1.51%        1.41%        1.39%        1.49%        1.46%
  After fees waived and
    expenses absorbed
    or recouped                      1.41%*         1.50%        1.41%        1.39%        1.49%        1.49%
RATIO OF NET INVESTMENT
  INCOME TO AVERAGE
  NET ASSETS #                       0.27%*         1.37%        0.61%        0.37%        0.21%        0.52%
Portfolio turnover rate              5.40%**       22.04%       62.96%       16.38%       43.47%       16.68%

----------
*     Annualized.
**    Not annualized.
++    Unaudited.
#     Net of fees waived.

   The accompanying notes are an integral part of these financial statements.

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

      B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

            The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

            Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

      C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

            The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 -
            2008), or expected to be taken in the Fund's 2009 or 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

      D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, the Total Return Fund increased accumulated undistributed net investment income by $23,557, and increased accumulated net realized loss on investments by $23,557.

      I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

      J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

            Borrowing activity under the Loan Agreement for the six months ended February 28, 2010, was as follows:

              MAXIMUM       AMOUNT         AVERAGE          AVERAGE
               AMOUNT      INTEREST     OUTSTANDING AT       AMOUNT     INTEREST
            OUTSTANDING     EXPENSE   FEBRUARY 28, 2010   OUTSTANDING     RATE
            -----------     -------   -----------------   -----------     ----
              $661,000        $243            $0            $19,713      2.750%

      K. ACCOUNTING FOR DERIVATIVES. The Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2010 the Advisor had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the

Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2010, Purisima Total Return Fund paid USBFS $145,165 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2010, the Fund incurred $286,890 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the year ended August 31, 2009 were as follows:

                  FUND                 PURCHASES            SALES
                  ----                 ---------            -----
            Total Return Fund         $20,338,812        $22,992,339

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and is summarized in the following fair value hierarchy:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securieies.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's investments carried at fair value:

                                                       LEVEL 1 -         LEVEL 2 -
                                                    QUOTED PRICES       SIGNIFICANT          LEVEL 3 -
                                                       IN ACTIVE           OTHER            SIGNIFICANT
                                                      MARKETS FOR        OBSERVABLE        UNOBSERVABLE
DESCRIPTION                           TOTAL        IDENTICAL ASSETS        INPUTS             INPUTS
-------------------------------------------------------------------------------------------------------
EQUITY
  Capital Good                    $  46,873,03       $ 46,708,885       $    164,152       $         --
  Consumer Discretionary            45,320,518         45,320,518                 --                 --
  Consumer Staples                  26,709,202         26,709,202                 --                 --
  Energy                            55,999,495         55,999,495                 --                 --
  Financials                        46,345,736         46,184,136            161,600                 --
  Health Care                       21,504,072         21,504,072                 --                 --
  Information Technology            65,461,135         65,273,635            187,500                 --
  Materials                         52,435,336         52,435,336                 --                 --
  Telecommunication Services         9,373,870          9,373,870                 --                 --
  Transportation                     5,441,892          5,441,892                 --                 --
  Utilities                          5,254,427          5,254,427                 --                 --
-------------------------------------------------------------------------------------------------------
TOTAL EQUITY                      $380,718,720       $380,205,468       $    513,252       $         --
SHORT-TERM INVESTMENTS            $    864,160       $    864,160                $--       $         --
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES   $381,582,880       $381,069,628       $    513,252       $         --
-------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*      $         --       $         --       $         --       $         --
-------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                    TOTAL RETURN
                                                   -------------
Cost of investments for tax purposes                $ 372,208,861
                                                   =============
Gross tax unrealized appreciation                    $ 52,536,526
Gross tax unrealized depreciation                    (63,605,320)
                                                   -------------
Net tax unrealized depreciation                      (11,068,794)
                                                   -------------
Undistributed ordinary income                           3,797,914
Undistributed Long Term Capital Gains                     175,283
                                                   -------------
Total distributable earnings                            3,973,197
                                                   -------------
Other accumulated loss                               (28,066,793)
                                                   -------------
Total accumulated loss                             $ (35,162,390)
                                                   =============

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2009, the Fund deferred, on a tax basis, $28,071,502 of Post-October losses.

The tax character of distributions paid during the fiscal six months ended February 28, 2010 and the fiscal year ended August 31, 2009 were as follows:

                         ORDINARY        LONG TERM
                          INCOME       CAPITAL GAINS
                          ------       -------------
Total Return Fund
  2/28/2010             $3,798,425      $  175,548
  8/31/2009             $2,541,948      $6,295,704

NOTE 8 - SUBSEQUENT EVENTS

No subsequent events or transactions had occurred that would have materially impacted the financial statements.

NOTE 9 - ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 22, 2009, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund for the one-year period commencing November 1, 2009. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund investment results, as well as advisory fee and expense comparisons. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

      1.    Nature, Extent and Quality of Services

            THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that the Adviser had maintained the quality of services provided to the Fund despite the continued relatively small share of the Adviser's assets under management represented by the Fund, typically around one percent.

            OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

            The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

      2.    Investment Performance

            The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the satisfactory performance of the Fund during various periods compared to those indexes over various periods. The Board noted the wide range of funds and strategies against which the Fund was being compared, and emphasized performance over longer periods. The Board found that for most relevant periods, the Fund's performance was in the middle portion of its peer group. The Board will continue to monitor performance in light of improved relative performance over the most recent period compared to the prior contract renewal period, but also understands the challenges of recent market conditions.

            The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

      3.    Advisory Fees and Total Expenses

            The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning roughly in line with the median). The Board noted that, in the past, the Adviser had waived significant fees in respect of the Fund to maintain an overall expense limitation, which the Adviser would not be able to recoup, thus indicating a substantial prior investment by the Adviser in that Fund. The Board noted that the Fund operating slightly below its expense limit in some recent fiscal periods. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

      4.    Adviser, Costs, Level of Profits and Economies of Scale

            The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund. The Board received an oral presentation from the Adviser on its overall level of profitability and specifically with respect to the Fund, and acknowledged the limited usefulness of the information given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses compared to peer funds. The Board concluded that the Fund's cost structure is reasonable.

      5.    Ancillary Benefits

            The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

      6.    Conclusions

            Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                       Position(s) Held
Date of Birth                           with Trust             Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (born 1950)     President and Trustee            1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)          Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Scott LeFevre (born 1957)                 Trustee                   2001
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)        Trustee                   2003
13100 Skyline Blvd.
Woodside, CA 94062:
--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)                Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)          Trustee                   1996
13100 Skyline Blvd.
Woodside, CA 94062

                                               Number of
                                             Portfolios in
                                              Fund Complex           Other
Principal Occupation(s)                       Overseen by        Directorships
During Past Five Years                          Director              Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority                2                 None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser, and
has served in such capacities since the
incorporation of the Adviser in 1986.
Prior thereto, he was the founder of
Fisher Investments, a sole
proprietorship which commenced
operations in 1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of            2               Signature
Brown & Haley since 1998 (fine                                     Foods, Inc.
confectioners); Vice President of
Blummer Chocolate Company from 1980 to
1997, where he had been employed since
1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital                  2                 None
Management, a registered investment
adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of               2               Bay BOMA;
Berding & Weil, LLP since 1990.                                 BOMA California;
                                                                 Heritage Bank
                                                               (Advisory Board).
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,             2                 None
a registered investment adviser since 1990.
--------------------------------------------------------------------------------
Attorney in private practice in Palo                2                 None
Alto, California. Prior to entering
private practice in June of 1981, served
as a Branch Chief of the Los Angeles
Regional Office of the U.S. Securities
and Exchange Commission.
--------------------------------------------------------------------------------

                                  Position(s) Held
Name, Address, Age                    with Trust             Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)                  Chief                     2005
13100 Skyline Blvd.                   Compliance
Woodside, CA 94062                     Officer
--------------------------------------------------------------------------------
Keith Shintani (born 1963)          Secretary and                 2006
2020 East Financial Way               Assistant
Glendora, CA 91741                    Treasurer
--------------------------------------------------------------------------------
Michael Ricks (born 1977)             Treasurer                   2006
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                  Number of
                                                Portfolios in
                                                Fund Complex           Other
Principal Occupation(s)                          Overseen by       Directorships
During Past Five Years                            Director             Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance Officer of       N/A               None
the Adviser. Vice President of Charles Schwab
& Co., Inc. from 1995 to 2004, where he had
been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                  N/A               None
Services, LLC and its predecessor, Investment
Company Administration, LLC since 1998.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                  N/A               None
Services, LLC since 2001.
--------------------------------------------------------------------------------

PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

      o     Information we receive about you on applications or other forms;
      o     Information you give us orally; and
      o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and servic to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided. This page is intentionally left blank.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

        (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

        (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         The Purisima Funds
         -------------------------------------------------

         By   /s/ KENNETH L. FISHER
             ---------------------------------------------
             Kenneth L. Fisher, President

         Date  May 4, 2010
             ---------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By   /s/ KENNETH L. FISHER
             ---------------------------------------------
             Kenneth L. Fisher, President

        Date  May 4, 2010
             ---------------------------------------------

         By   /s/ MICHAEL RICKS
             ---------------------------------------------
             Michael Ricks, Treasurer

        Date  May 4, 2010
             ---------------------------------------------